Putnam Investments

One Post Office Square

Boston, MA 02109

September 1, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:

Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237)

Putnam Capital Opportunities Fund and Putnam Mid Cap Value Fund series

Post-Effective Amendment No. 71 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness the Amendment would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 26, 2005.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

Very truly yours,

Putnam Investment Funds

/s/ Charles E. Porter

By:______________________________

Charles E. Porter

Executive Vice President, Associate Treasurer and Principal Executive Officer

cc:  Ropes & Gray LLP